Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of breakdown of borrowings
This note provides a breakdown of borrowings in place as at December 31, 2021 and 2020.

(in €‘000)	Interest rate	Maturity	December 31, 2021	December 31, 2020
Senior debt	Euribor* + 5%**	May 27, 2026	112,935	67,579
Shareholder loans	9%	November 30, 2035, May 31, 2035***	100,193	92,031
Total			213,128	159,610

*	The Euribor rate (6M) is floored at 0%. This floor is closely related to the contract of the loan and is therefore not presented separately in the consolidated statement of financial position.
**	The margin of 5% will increase by 0.25% per year, for the first time in June 2022.
***	Of the total shareholder loans, one shareholder loan has a maturity date of November 30, 2035. The carrying amount at December 31, 2021 was €8,129 thousand (2020: €7,853 thousand).

Summary of carrying amount of assets pledged	The carrying amount of assets pledged as security for the senior debt are as follows:

(in €‘000)	December 31, 2021	December 31, 2020
Current assets
Floating charge
Cash and cash equivalents	6,206	6,363
Trade receivables	38,767	22,287
Other receivables	5,752	827
Total current assets pledged as security	50,725	29,477

Summary of movements in liabilities from financing activities
The movements in liabilities from financing activities in 2021 and 2020 have been as follows:

(in €‘000)	Senior debt	Shareholder loans	Lease liabilities	Total
As at January 1, 2020	29,965	84,502	14,579	129,046
Proceeds from borrowings	38,339	—	—	38,339
Payment of principal portion of lease liabilities	—	—	(1,658)	(1,658)
New leases	—	—	1,571	1,571
Termination of leases	—	—	(589)	(589)
Other changes	(725)	7,529	—	6,804
As at December 31, 2020	67,579	92,031	13,903	173,513

As at January 1, 2021	67,579	92,031	13,903	173,513
Proceeds from borrowings	44,315	—	—	44,315
Payment of principal portion of lease liabilities	—	—	(3,215)	(3,215)
New leases	—	—	20,800	20,800
Termination of leases	—	—	(670)	(670)
Other changes	1,041	8,162	799	10,002
As at December 31, 2021	112,935	100,193	31,617	244,745